SHARE-BASED PAYMENTS - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Nov. 30, 2021 shares $ / shares	Sep. 30, 2021 shares $ / shares	Jul. 31, 2021 shares $ / shares	Jul. 31, 2021 shares € / shares	Oct. 31, 2020 $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares € / shares	Jun. 30, 2021 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares	120,000	10,000				875,544	4,186,770
Holding period			3 years	3 years			3 years
Expected volatility, share options granted	55.00%	55.00%	55.00%	55.00%
Risk free interest rate, share options granted		0.94%	1.24%	1.24%
Expected weighted average time to vest	4 years 7 months 6 days	6 years 1 month 6 days	6 years 7 months 13 days	6 years 7 months 13 days
Exercise price of share options granted (in usd per share)	$ 14.61	$ 12.91	$ 8.00
Holding restriction discount rate share options granted			20.00%	20.00%
Share price used to determine weighted average fair value (in usd per share)	$ 14.71	$ 12.91	$ 1.92
Warrant fair value per share (in dollars per share) | (per share)			$ 4.43	€ 3.66					€ 0.67
Warrants expected life			3 years 4 months 24 days	3 years 4 months 24 days				3 years 10 months 20 days	3 years 10 months 20 days
Warrants exercise price per share (in usd per share) | (per share)			$ 3.65	€ 3.01	$ 3.04				€ 3.01
Modification of warrant | $							$ 151
Repurchase of warrant | $						$ (800)
Share price (in usd per share) | (per share)			$ 8.64	€ 7.13
Weighted average remaining contractual life for options and warrants issued as share based payments						8 years 3 days	8 years 11 months 23 days
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | (per share)								$ 3.52	€ 3.01
Unrecognized expense from share-based payment | $						$ 124
Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares						175,544
Expected volatility, share options granted						50.00%
Volatility (10% movement)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input, entity's own equity instruments			0.60	0.60				0.55	0.55
Risk Free Rate
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input, entity's own equity instruments			0.0051	0.0051				0.0017	0.0017
Liability classified warrants' expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrant liability | $										$ 869
Repurchase of warrants (in shares) | shares						200,000
RETAINED EARNINGS (ACCUMULATED DEFICIT)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Repurchase of warrant | $						$ 212
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk free interest rate, share options granted	1.19%
Range of exercise prices for options and warrants issued as share based payment (in usd per share)						$ 7.53	$ 8.00
Minimum | Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk free interest rate, share options granted						1.62%
Expected weighted average time to vest						3 years 9 months 18 days
Exercise price of share options granted (in usd per share)						$ 7.87
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk free interest rate, share options granted	1.23%
Range of exercise prices for options and warrants issued as share based payment (in usd per share)						$ 11.68	$ 14.71
Maximum | Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk free interest rate, share options granted						2.74%
Expected weighted average time to vest						4 years 3 months 18 days
Exercise price of share options granted (in usd per share)						$ 9.27
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares) | shares						2,176,128
Annual increase, percentage						2.00%
Restricted shares expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares						32,942
Expense from share-based payment transactions with employees | $						$ 82
Restricted shares expense | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options (in usd per share)						$ 7.87
Share-based payment arrangement, award vesting period						1 year
Restricted shares expense | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options (in usd per share)						$ 9.27
Share-based payment arrangement, award vesting period						3 years
Employee Stock Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares						700,000
Expected weighted average time to vest						4 years 7 months 6 days
Employee Stock Option | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility, share options granted						45.00%
Risk free interest rate, share options granted						3.78%
Exercise price of share options granted (in usd per share)						$ 7.53
Employee Stock Option | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility, share options granted						50.00%
Risk free interest rate, share options granted						1.47%
Exercise price of share options granted (in usd per share)						$ 11.68
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares			4,056,770	4,056,770		875,544	4,186,770	745,000	745,000